Stock-based Compensation (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 20, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock option contractual term						9 years 10 months 25 days
Stock option exercise price						$ 2.92
Number of stock option granted						384,400
Number of options outstanding		1,293,630	334,400	1,293,630	334,400	384,400
Number of option purchase during period for vested				187,746
Stock-based compensation expense		$ 269,129	$ 50,528	$ 394,164	$ 50,528	$ 74,063
Employees [Member]
Stock option contractual term	5 years
Stock option exercise price	$ 2.40
Employees [Member] | Tranche One [Member] | Three Year Service Vesting [Member]
Number of stock option granted	456,000
Employees [Member] | Tranche Two [Member] | Phase 2a trial for PCS-499 Complete [Member]
Number of stock option granted	90,646
Employees [Member] | Tranche Two [Member] | Up-List From The OCTQB [Member]
Number of stock option granted	271,938
Employees [Member] | Tranche Two [Member] | In-license a new or additional drug [Member]
Number of stock option granted	90,646
Employees and Non-Employees [Member]
Number of stock option granted					334,400